Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Intangible assets, net

9. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Travel license	30,956	31,056	4,461
Insurance agency license	11,711	11,711	1,682
Software	58,187	74,535	10,706
Technology	4,300	4,300	618
Trade names	41,634	41,634	5,980
Business Cooperation Agreements	660,215	660,215	94,834
Supplier relationship	—	8,560	1,230
Customer relationship	13,458	21,787	3,130
Non-compete agreements	6,399	6,399	919
Subtotal	826,860	860,197	123,560
Less: Accumulated amortization	(508,975)	(661,916)	(95,078)
Less: Impairment	—	(32,014)	(4,599)
Total	317,885	166,267	23,883

During 2015, the Group acquired an insurance agency for the total consideration of RMB58,720 to acquire the insurance agency license. The insurance agency was a dormant company and was not qualified as a business as it had no input or process to create output. The Group accounted for this transaction as an asset acquisition and the difference between the cash consideration and net assets of the insurance agency was recorded as an insurance agency license at the amount of RMB11,711 which is amortized over 20 years on a straight line basis.

Amortization expenses for intangible assets were RMB150,092,  RMB153,087 and RMB152,941 for the years ended December 31, 2017, 2018 and 2019, respectively.

Impairment charges for Business Cooperation Agreements were RMB32,014 for the year ended December 31, 2019 (Note 5).

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2020	69,332	9,959
2021	19,124	2,747
2022	13,444	1,931
2023	11,466	1,647
2024	10,458	1,502
Thereafter	42,443	6,097
Total	166,267	23,883